Document and Entity Information	12 Months Ended
Dec. 27, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	FORTUNE BRANDS INNOVATIONS, INC.
Entity Central Index Key	0001519751